Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Revenue Disaggregated by Revenue Source

The following table presents the Company’s revenue disaggregated by revenue source, net of commissions, for the years ended December 31, 2017, 2018 and 2019:

	December 31, 2017	December 31, 2018	December 31, 2019
Revenues derived from spot charters, net	$16,668	$16,990	$8,067
Revenues derived from time charters, net	12,911	11,467	19,686
Revenues, net	$29,579	$28,457	$27,753

Summary of Revenue from Significant Charterers for 10% or More of Revenue

Revenues for the years ended December 31, 2017, 2018 and 2019, deriving from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues), were as follows:

Charterer	2017	2018	2019
A	15%	—	—
B	16%	—	—
C	18%	—	—
D	—	23%	71%
E	—	15%	—
	49%	38%	71%

Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the accompanying consolidated balance sheets that are presented in the accompanying consolidated statement of cash flows for the years ended December 31, 2017, 2018 and 2019.

	December 31, 2017	December 31, 2018	December 31, 2019
Cash and cash equivalents	$1,693	$545	$1,441
Restricted cash, current portion	141	255	535
Restricted cash, net of current portion	4,859	3,404	3,200
Total cash and cash equivalents and restricted cash	$6,693	$4,204	$5,176